Deposits (Tables)	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Deposit Liabilities
Deposits
(millions of Canadian dollars)	As at
	By Type			By Country			January 31 2019	October 31 2018
	Demand	Notice	Term[1]	Canada	United States	International	Total	Total
Personal	$13,627	$414,413	$55,092	$223,077	$260,021	$34	$483,132	$477,644
Banks[2]	8,448	52	8,266	10,837	66	5,863	16,766	16,712
Business and government[3]	75,356	129,068	145,016	254,431	90,278	4,731	349,440	357,083
Trading[2]	–	–	82,559	38,170	28,270	16,119	82,559	114,704
Designated at fair value through profit or loss[2,4]	–	–	26,877	12,055	12,103	2,719	26,877	–
Total	$97,431	$543,533	$317,810	$538,570	$390,738	$29,466	$958,774	$966,143
Non-interest-bearing deposits included above
In domestic offices							$41,914	$42,402
In foreign offices							51,852	54,488
Interest-bearing deposits included above
In domestic offices							496,656	505,295
In foreign offices							367,809	362,890
U.S. federal funds deposited[2]							543	1,068
Total[3,5]							$958,774	$966,143

[1]

Includes $635 million (October 31, 2018 – $53 million) of senior debt which is subject to the bank recapitalization "bail-in" regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

[2]	Includes deposits and advances with the Federal Home Loan Bank.
[3]	As at January 31, 2019, includes $37 billion relating to covered bondholders (October 31, 2018 – $36 billion) and $2 billion (October 31, 2018 – $2 billion) due to TD Capital Trust lV.
[4]

Financial liabilities designated at fair value through profit or loss on the Interim Consolidated Balance Sheet consist of deposits designated at fair value through profit or loss and $8 million (October 31, 2018 – $16 million) of loan commitments and financial guarantees designated at fair value through profit or loss.

[5]

As at January 31, 2019, includes deposits of $540 billion (October 31, 2018 – $548 billion) denominated in U.S. dollars and $55 billion (October 31, 2018 – $55 billion) denominated in other foreign currencies.